SUBSEQUENT EVENT (Detail Textuals) (USD $)	1 Months Ended	2 Months Ended	1 Months Ended
	Nov. 29, 2012	Feb. 26, 2014	Mar. 24, 2015
Subsequent Event [Line Items]
Cash dividend declared (in dollars)	$ 0.12	$ 0.16
Subsequent Event
Subsequent Event [Line Items]
Cash dividend declared (in dollars)			$ 0.03